Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 7,401,775	$ 775,246
Accounts receivable, net	863,149	1,360,656
Deposits, prepayments and other receivables, net	735,964	2,597,017
Total current assets	9,096,228	4,764,543
Non-current assets
Plant and equipment, net	22,621	13,814
Intangible assets, net	906,790	926,852
Goodwill	1,118,038	1,118,038
Right-of-use assets, operating leases	260,626	258,967
Long-term investments, net	1,842,883	100,444
Total non-current assets	4,150,958	2,418,115
TOTAL ASSETS	13,247,186	7,182,658
Current liabilities
Short-term bank loans	1,413,262	1,462,204
Other borrowings		321,936
Receipt in advance	378,645	91,984
Lease liabilities - current	61,719	54,017
Accruals and other payables	800,084	1,007,470
Total current liabilities	5,373,276	5,697,790
Non-current liabilities
Lease liabilities – non-current	198,907	204,950
Total non-current liabilities	198,907	204,950
TOTAL LIABILITIES	5,572,183	5,902,740
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Additional paid-in capital	32,643,516	21,592,418
Accumulated other comprehensive (loss) income	(70,615)	140,879
Accumulated deficit	(32,945,593)	(28,501,074)
Total shareholders’ equity	7,675,003	1,279,918
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,247,186	7,182,658
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary Share, value	8,047,695	8,047,695
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary Share, value
Related Party [Member]
Current assets
Due from related parties	95,340	31,624
Current liabilities
Accounts payable		30,648
Due to related parties	562,291	328,307
Loan – related parties	1,185,793	1,162,920
Nonrelated Party [Member]
Current liabilities
Accounts payable	$ 971,482	$ 1,238,304